Quarterly Selected Financial Data (Unaudited) (in thousands, except per share data) (Tables)	12 Months Ended
Dec. 31, 2019
Quarterly Financial Information Disclosure [Abstract]
Schedule of quarterly financial information

	First Quarter		Second Quarter		Third Quarter		Fourth Quarter
	2019	2018	2019	2018	2019	2018	2019	2018
Total revenue	$1,403,630	$1,293,403	$1,664,277	$1,522,174	$1,913,851	$1,858,356	$1,480,618	$1,381,193
Operating income	$158,296	$167,053	$308,681	$292,152	$511,724	$550,276	$199,376	$209,580
Net income	$118,157	$103,155	$240,190	$226,676	$450,584	$470,378	$121,297	$154,634
Earnings per share:
Basic	$0.54	$0.45	$1.11	$1.02	$2.10	$2.12	$0.57	$0.70
Diluted	$0.54	$0.45	$1.11	$1.01	$2.09	$2.11	$0.56	$0.70